Lease - Schedule of Company’s Leases (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Company’s Leases [Abstract]
Operating lease right-of-use assets	$ 571,547
Operating lease liabilities	$ 586,858
Weighted-average remaining term - operating lease	1 year 10 months 17 days
Weighted-average discount rate - operating lease	3.50%